UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05125
BNY Mellon Variable Investment Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/24
ITEM 1 - Reports to Stockholders
BNY Mellon Variable Investment Fund, Appreciation Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Initial Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$90	0.85%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Initial Shares returned 12.81%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  The market delivered a 25% gain as investor optimism was supported by earnings growth, a resilient economy, the Federal Reserve’s pivot toward monetary easing and a change in political leadership.
  Sector allocation in the real estate, materials and utilities sectors added most to the Fund’s relative performance.
  Performance was hampered by security selection in the information technology, consumer discretionary and communication services sectors. Especially in information technology, underweights in certain high-valuation stocks detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Initial Shares	12.81%	11.95%	11.56%
S&P 500® Index	25.02%	14.52%	13.10%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$204	49	$1,102,073	14.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
34.0%
Financials
16.2%
Consumer Discretionary
14.4%
Health Care
13.0%
Industrials
6.9%
Communication Services
4.8%
Energy
4.5%
Consumer Staples
3.2%
Materials
1.3%
Real Estate
1.0%
Net Other Assets and Liabilities
0.7%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0112AR1224

BNY Mellon Variable Investment Fund, Appreciation Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$117	1.10%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Service Shares returned 12.48%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  The market delivered a 25% gain as investor optimism was supported by earnings growth, a resilient economy, the Federal Reserve’s pivot toward monetary easing and a change in political leadership.
  Sector allocation in the real estate, materials and utilities sectors added most to the Fund’s relative performance.
  Performance was hampered by security selection in the information technology, consumer discretionary and communication services sectors. Especially in information technology, underweights in certain high-valuation stocks detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Service Shares	12.48%	11.66%	11.28%
S&P 500® Index	25.02%	14.52%	13.10%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$204	49	$1,102,073	14.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0400AR1224

BNY Mellon Variable Investment Fund, Government Money Market Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Government Money Market Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$57	0.56%
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$340	90	$1,628,864
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Bills
36.3%
Repurchase Agreements
26.2%
U.S. Government Agencies Obligations
25.4%
U.S. Treasury Floating Rate Notes
9.0%
U.S. Treasury Notes
0.9%
Net Other Assets and Liabilities
2.2%

For additional information about the Fund, including its prospectus, financial information  and portfolio holdings , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0117AR1224

BNY Mellon Variable Investment Fund, Growth And Income Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Initial Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$78	0.70%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Initial Shares returned 22.73%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  Equity markets registered solid returns in 2024, driven by an artificial intelligence-fueled rally, easing monetary policy and investor optimism around the incoming administration’s pro-U.S. growth agenda.
  As in the last few years, growth stocks outperformed their value peers, and large caps bested small caps.
  Security selections in industrials, materials and utilities were the largest contributors to our positive returns.
  Security selections within healthcare and energy were the biggest detractors from relative performance over the period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Initial Shares	22.73%	15.70%	13.07%
S&P 500® Index	25.02%	14.52%	13.10%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$107	107	$549,239	43.38%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology 28.7%
Health Care 13.3%
Financials 12.7%
Industrials 11.4%
Communication Services 10.7%
Consumer Discretionary 9.6%
Energy 4.1%
Materials 3.0%
Investment Companies 2.3%
Consumer Staples 1.9%
Utilities 1.3%
Real Estate 1.1%
Net Other Assets and Liabilities -0.1%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0108AR1224

BNY Mellon Variable Investment Fund, Growth And Income Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$106	0.95%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Service Shares returned 22.41%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  Equity markets registered solid returns in 2024, driven by an artificial intelligence-fueled rally, easing monetary policy and investor optimism around the incoming administration’s pro-U.S. growth agenda.
  As in the last few years, growth stocks outperformed their value peers, and large caps bested small caps.
  Security selections in industrials, materials and utilities were the largest contributors to our positive returns.
  Security selections within healthcare and energy were the biggest detractors from relative performance over the period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Service Shares	22.41%	15.41%	12.79%
S&P 500® Index	25.02%	14.52%	13.10%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$107	107	$549,239	43.38%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0402AR1224

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Initial Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$82	0.80%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Initial Shares returned 4.62%.
  In comparison, the Russell 2000® Index returned 11.54% for the same period.
What affected the Fund’s performance?
  Equity markets saw robust returns in 2024, driven by an artificial intellegence rally and easing monetary policy. Persistent inflation and high interest rates challenged small-cap stocks by increasing borrowing costs.
  Performance was bolstered by stock selections in several sectors, including energy, financials and materials.
  Stock selection in information technology, health care and industrials detracted from relative performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Initial Shares	4.62%	5.89%	6.47%
Russell 3000® Index (broad-based index)*	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$287	90	$2,055,705	61.91%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
20.7%
Industrials
19.3%
Consumer Discretionary
11.3%
Information Technology
11.3%
Health Care
10.4%
Investment Companies
7.3%
Energy
6.8%
Materials
5.0%
Communication Services
4.6%
Consumer Staples
2.7%
Utilities
2.4%
Net Other Assets and Liabilities
-1.8%

How has the Fund changed?
  Effective September 1, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets until May 1, 2025. On or after May 1, 2025, the Adviser may terminate this agreement at any time.
This is a summary of certain changes to the Fund since January 1, 2024 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0121AR1224

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$107	1.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Service Shares returned 4.36%.
  In comparison, the Russell 2000® Index returned 11.54% for the same period.
What affected the Fund’s performance?
  Equity markets saw robust returns in 2024, driven by an artificial intellegence rally and easing monetary policy. Persistent inflation and high interest rates challenged small-cap stocks by increasing borrowing costs.
  Performance was bolstered by stock selections in several sectors, including energy, financials and materials.
  Stock selection in information technology, health care and industrials detracted from relative performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Service Shares	4.36%	5.62%	6.20%
Russell 3000® Index (broad-based index)*	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$287	90	$2,055,705	61.91%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective September 1, 2024, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets until May 1, 2025. On or after May 1, 2025, the Adviser may terminate this agreement at any time.
This is a summary of certain changes to the Fund since January 1, 2024 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0407AR1224

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $145,044 in 2023 and $147,944 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $31,907 in 2023 and $33,105 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $17,631 in 2023 and $17,631 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $16,369 in 2023 and $14,197 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item,

were $135 in 2023 and $170 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,865,667 in 2023 and $1,429,804 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Variable Investment Fund, Appreciation Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

Initial Shares
Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Appreciation Portfolio
Statement of Investments
December 31, 2024

Description	Shares	Value ($)
Common Stocks — 99.3%
Capital Goods — 2.4%
BAE Systems PLC, ADR	59,120	3,379,299
Deere & Co.	1,500	635,550
Otis Worldwide Corp.	10,375	960,829
		4,975,678
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.	7,205	2,109,120
Verisk Analytics, Inc.	4,680	1,289,012
		3,398,132
Consumer Discretionary Distribution & Retail — 7.7%
Amazon.com, Inc. (a)	60,630	13,301,616
The Home Depot, Inc.	5,900	2,295,041
		15,596,657
Consumer Durables & Apparel — 3.7%
Hermes International SCA	800	1,924,195
LVMH Moet Hennessy Louis Vuitton SE	5,570	3,666,635
NIKE, Inc., Cl. B	26,545	2,008,660
		7,599,490
Consumer Services — 3.0%
Marriott International, Inc., Cl. A	8,015	2,235,704
McDonald’s Corp.	13,450	3,899,021
		6,134,725
Energy — 4.5%
Chevron Corp.	35,710	5,172,236
EOG Resources, Inc.	7,925	971,447
Exxon Mobil Corp.	29,055	3,125,446
		9,269,129
Financial Services — 14.1%
Blackrock, Inc.	5,175	5,304,944
CME Group, Inc.	12,050	2,798,372
Intercontinental Exchange, Inc.	21,925	3,267,044
Mastercard, Inc., Cl. A	7,815	4,115,145
S&P Global, Inc.	10,235	5,097,337
Visa, Inc., Cl. A (b)	25,485	8,054,279
		28,637,121
Food, Beverage & Tobacco — 2.1%
PepsiCo, Inc.	14,960	2,274,817
The Coca-Cola Company	33,445	2,082,286
		4,357,103
Health Care Equipment & Services — 6.9%
Abbott Laboratories	24,370	2,756,491
Intuitive Surgical, Inc. (a)	9,235	4,820,300
UnitedHealth Group, Inc.	12,835	6,492,713
		14,069,504
Household & Personal Products — 1.0%
The Procter & Gamble Company	12,490	2,093,948
Insurance — 2.1%
The Progressive Corp.	17,765	4,256,672
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Materials — 1.3%
The Sherwin-Williams Company	8,010	2,722,839
Media & Entertainment — 4.8%
Alphabet, Inc., Cl. C	50,955	9,703,870
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AstraZeneca PLC, ADR	34,880	2,285,338
Eli Lilly & Co.	3,215	2,481,980
Novo Nordisk A/S, ADR	67,175	5,778,393
Zoetis, Inc.	11,985	1,952,716
		12,498,427
Real Estate Management & Development — 1.0%
CoStar Group, Inc. (a)	27,100	1,940,089
Semiconductors & Semiconductor Equipment — 11.0%
ASML Holding NV	6,105	4,231,253
NVIDIA Corp.	61,375	8,242,049
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,980	3,945,850
Texas Instruments, Inc.	31,490	5,904,690
		22,323,842
Software & Services — 14.7%
Adobe, Inc. (a)	5,655	2,514,665
Gartner, Inc. (a)	2,660	1,288,690
Intuit, Inc.	8,330	5,235,405
Microsoft Corp.	39,230	16,535,445
ServiceNow, Inc. (a)	4,045	4,288,186
		29,862,391
Technology Hardware & Equipment — 8.4%
Apple, Inc.	67,990	17,026,056
Transportation — 2.8%
Canadian Pacific Kansas City Ltd.	25,440	1,841,093
Old Dominion Freight Line, Inc.	8,225	1,450,890
Union Pacific Corp.	10,300	2,348,812
		5,640,795
Total Common Stocks (cost $74,574,024)		202,106,468

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,526,575)	4.54	1,526,575	1,526,575
Total Investments (cost $76,100,599)		100.0%	203,633,043
Liabilities, Less Cash and Receivables		(.0)%	(46,801)
Net Assets		100.0%	203,586,242

ADR—American Depositary Receipt

4

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $7,973,689 and the value of the collateral was
$8,122,496, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 12/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	507,382	22,814,341	(21,795,148)	1,526,575	61,140
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	17,524,119	(17,524,119)	-	27,530††
Total - .7%	507,382	40,338,460	(39,319,267)	1,526,575	88,670

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,973,689)—Note 1(c):
Unaffiliated issuers	74,574,024	202,106,468
Affiliated issuers	1,526,575	1,526,575
Dividends and securities lending income receivable		132,622
Tax reclaim receivable—Note 1(b)		55,711
Receivable for shares of Beneficial Interest subscribed		38,831
Prepaid expenses		5,188
		203,865,395
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		110,801
Due to Fayez Sarofim & Co., LLC		38,652
Payable for shares of Beneficial Interest redeemed		56,566
Trustees’ fees and expenses payable		340
Other accrued expenses		72,794
		279,153
Net Assets ($)		203,586,242
Composition of Net Assets ($):
Paid-in capital		45,460,781
Total distributable earnings (loss)		158,125,461
Net Assets ($)		203,586,242

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	161,155,791	42,430,451
Shares Outstanding	4,416,830	1,190,403
Net Asset Value Per Share ($)	36.49	35.64
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $49,925 foreign taxes withheld at source):
Unaffiliated issuers	2,527,228
Affiliated issuers	61,140
Income from securities lending—Note 1(c)	27,530
Total Income	2,615,898
Expenses:
Management fee—Note 3(a)	1,102,073
Sub-advisory fee—Note 3(a)	450,142
Distribution fees—Note 3(b)	106,289
Professional fees	97,063
Prospectus and shareholders’ reports	40,880
Chief Compliance Officer fees—Note 3(b)	20,055
Trustees’ fees and expenses—Note 3(c)	18,626
Custodian fees—Note 3(b)	4,234
Loan commitment fees—Note 2	3,691
Shareholder servicing costs—Note 3(b)	2,704
Miscellaneous	23,128
Total Expenses	1,868,885
Less—reduction in fees due to earnings credits—Note 3(b)	(614)
Net Expenses	1,868,271
Net Investment Income	747,627
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	30,362,271
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,424,221)
Net Realized and Unrealized Gain (Loss) on Investments	23,938,050
Net Increase in Net Assets Resulting from Operations	24,685,677
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations ($):
Net investment income	747,627	1,292,261
Net realized gain (loss) on investments	30,362,271	15,071,911
Net change in unrealized appreciation (depreciation) on investments	(6,424,221)	19,929,128
Net Increase (Decrease) in Net Assets Resulting from Operations	24,685,677	36,293,300
Distributions ($):
Distributions to shareholders:
Initial Shares	(12,589,237)	(14,221,315)
Service Shares	(3,255,044)	(3,397,357)
Total Distributions	(15,844,281)	(17,618,672)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,013,498	2,446,807
Service Shares	5,624,821	8,010,332
Distributions reinvested:
Initial Shares	12,589,237	14,221,315
Service Shares	3,255,044	3,397,357
Cost of shares redeemed:
Initial Shares	(21,069,306)	(21,807,319)
Service Shares	(9,151,807)	(8,655,869)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,738,513)	(2,387,377)
Total Increase (Decrease) in Net Assets	4,102,883	16,287,251
Net Assets ($):
Beginning of Period	199,483,359	183,196,108
End of Period	203,586,242	199,483,359

Capital Share Transactions (Shares):
Initial Shares
Shares sold	111,916	74,140
Shares issued for distributions reinvested	363,719	458,815
Shares redeemed	(582,845)	(664,755)
Net Increase (Decrease) in Shares Outstanding	(107,210)	(131,800)
Service Shares
Shares sold	159,832	252,971
Shares issued for distributions reinvested	96,391	112,095
Shares redeemed	(262,614)	(270,246)
Net Increase (Decrease) in Shares Outstanding	(6,391)	94,820
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	35.03	31.93	53.72	47.18	42.76
Investment Operations:
Net investment income(a)	.15	.24	.23	.23	.33
Net realized and unrealized gain (loss) on investments	4.16	6.04	(8.53)	11.43	7.99
Total from Investment Operations	4.31	6.28	(8.30)	11.66	8.32
Distributions:
Dividends from net investment income	(.15 )	(.24 )	(.24 )	(.22 )	(.33 )
Dividends from net realized gain on investments	(2.70)	(2.94)	(13.25)	(4.90)	(3.57)
Total Distributions	(2.85)	(3.18)	(13.49)	(5.12)	(3.90)
Net asset value, end of period	36.49	35.03	31.93	53.72	47.18
Total Return (%)	12.81	20.97	(18.06)	27.13	23.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.85	.83	.80	.81
Ratio of net expenses to average net assets	.85	.85	.83	.80	.81
Ratio of net investment income to average net assets	.41	.73	.65	.46	.80
Portfolio Turnover Rate	14.25	3.73	8.59	3.81	8.82
Net Assets, end of period ($ x 1,000)	161,156	158,458	148,683	200,725	298,456

(a)	Based on average shares outstanding.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Service Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	34.28	31.32	52.96	46.60	42.29
Investment Operations:
Net investment income(a)	.06	.15	.14	.10	.22
Net realized and unrealized gain (loss) on investments	4.07	5.91	(8.38)	11.26	7.89
Total from Investment Operations	4.13	6.06	(8.24)	11.36	8.11
Distributions:
Dividends from net investment income	(.07 )	(.16 )	(.15 )	(.10 )	(.23 )
Dividends from net realized gain on investments	(2.70)	(2.94)	(13.25)	(4.90)	(3.57)
Total Distributions	(2.77)	(3.10)	(13.40)	(5.00)	(3.80)
Net asset value, end of period	35.64	34.28	31.32	52.96	46.60
Total Return (%)	12.48	20.67	(18.26)	26.78	23.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10	1.10	1.08	1.05	1.06
Ratio of net expenses to average net assets	1.10	1.10	1.08	1.05	1.06
Ratio of net investment income to average net assets	.16	.48	.40	.21	.55
Portfolio Turnover Rate	14.25	3.73	8.59	3.81	8.82
Net Assets, end of period ($ x 1,000)	42,430	41,025	34,513	50,060	136,119

(a)	Based on average shares outstanding.
See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Appreciation Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are
11

NOTES TO FINANCIAL STATEMENTS (continued)
used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	202,106,468	—	—	202,106,468
Investment Companies	1,526,575	—	—	1,526,575

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and
12

NOTES TO FINANCIAL STATEMENTS (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2024, BNY earned $3,754 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	7,973,689	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,973,689)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
13

NOTES TO FINANCIAL STATEMENTS (continued)
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $235,262, undistributed capital gains $30,359,879 and unrealized appreciation $127,530,320.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows: ordinary income $770,064 and $1,270,139, and long-term capital gains $15,074,217 and $16,348,533, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with the Sub-Adviser, the fund pays the Sub-Adviser a monthly sub-advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2024, Service shares were charged $106,289 pursuant to the Distribution Plan.
14

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2024, the fund was charged $2,321 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $614.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2024, the fund was charged $4,234 pursuant to the custody agreement.
During the period ended December 31, 2024, the fund was charged $20,055 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $94,631, Distribution Plan fees of $9,261, Custodian fees of $2,250, Chief Compliance Officer fees of $4,214 and Transfer Agent fees of $445.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2024, amounted to $29,166,355 and $49,049,051, respectively.
At December 31, 2024, the cost of investments for federal income tax purposes was $76,102,554; accordingly, accumulated net unrealized appreciation on investments was $127,530,489, consisting of $128,736,333 gross unrealized appreciation and $1,205,844 gross unrealized depreciation.
15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Appreciation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Appreciation Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Variable Investment Fund (the “Trust”)), including the statement of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Variable Investment Fund) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 11, 2025
16

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2024 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns.The fund also hereby reports $2.6978 per share as a long-term capital gain distribution paid on March 28, 2024
17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
20

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
21

© 2025 BNY Mellon Securities Corporation
Code-0112NCSRAR1224

BNY Mellon Variable Investment Fund, Government Money Market Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Government Money Market Portfolio
Statement of Investments
December 31, 2024

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 25.4%
Federal Farm Credit Banks:
1/2/2025, Bonds (3 Month SOFR + 0.01%)(a)	4.38	1,000,000	1,000,000
1/2/2025, Bonds (3 Month SOFR + 0.06%)(a)	4.43	1,000,000	1,000,000
1/2/2025, Bonds (3 Month SOFR + 0.14%)(a)	4.51	2,000,000	2,000,000
1/2/2025, Bonds (3 Month SOFR + 0.14%)(a)	4.51	400,000	400,000
1/2/2025, Bonds (3 Month SOFR + 0.14%)(a)	4.51	1,100,000	1,100,000
1/2/2025, Bonds (3 Month SOFR + 0.14%)(a)	4.51	2,000,000	2,000,000
Federal Home Loan Banks:
1/2/2025, Bonds (3 Month SOFR + 0.01%)(a)	4.38	1,400,000	1,400,000
1/2/2025, Bonds (3 Month SOFR + 0.02%)(a)	4.39	1,500,000	1,500,000
1/2/2025, Bonds (3 Month SOFR + 0.02%)(a)	4.39	1,000,000	1,000,000
1/2/2025, Bonds (3 Month SOFR + 0.02%)(a)	4.39	1,000,000	1,000,000
1/2/2025, Bonds (3 Month SOFR + 0.02%)(a)	4.39	1,500,000	1,500,000
1/2/2025, Bonds (3 Month SOFR + 0.14%)(a)	4.51	1,000,000	1,000,000
1/2/2025, Bonds (3 Month SOFR + 0.14%)(a)	4.51	2,000,000	2,000,000
1/2/2025, Bonds (3 Month SOFR + 0.16%)(a)	4.53	2,000,000	2,000,000
1/2/2025, Bonds, Ser. 1 (3 Month SOFR + 0.01%)(a)	4.38	3,500,000	3,500,000
1/2/2025, Bonds, Ser. 1 (3 Month SOFR + 0.01%)(a)	4.38	1,000,000	1,000,000
1/2/2025, Bonds, Ser. 1 (3 Month SOFR + 0.01%)(a)	4.38	2,000,000	2,000,000
1/2/2025, Bonds, Ser. 1 (3 Month SOFR + 0.02%)(a)	4.39	1,000,000	1,000,000
1/2/2025, Bonds, Ser. 1 (3 Month SOFR + 0.03%)(a)	4.40	8,000,000	8,000,000
1/2/2025, Bonds, Ser. 1 (3 Month SOFR + 0.08%)(a)	4.45	1,000,000	1,000,000
1/2/2025, Bonds, Ser. 1 (3 Month SOFR + 0.14%)(a)	4.51	1,000,000	1,000,000
1/2/2025, Bonds, Ser. 1 (3 Month SOFR + 0.16%)(a)	4.53	1,000,000	1,000,000
1/2/2025, Bonds, Ser. 2 (3 Month SOFR + 0.01%)(a)	4.38	3,000,000	3,000,000
1/2/2025, Bonds, Ser. 2 (3 Month SOFR + 0.01%)(a)	4.38	1,000,000	1,000,000
1/2/2025, Bonds, Ser. 2 (3 Month SOFR + 0.01%)(a)	4.38	1,000,000	1,000,000
1/2/2025, Bonds, Ser. 3 (3 Month SOFR + 0.01%)(a)	4.38	2,000,000	2,000,000
1/2/2025, Bonds, Ser. 3 (3 Month SOFR + 0.03%)(a)	4.40	4,000,000	4,000,000
1/2/2025, Bonds, Ser. 4 (3 Month SOFR + 0.00%)(a)	4.37	1,000,000	1,000,000
1/23/2025, Notes(b)	4.79	3,000,000	2,991,359
2/4/2025, Notes(b)	4.76	1,000,000	995,589
2/7/2025, Notes(b)	4.89	1,000,000	995,067
2/10/2025, Notes(b)	4.85	1,700,000	1,691,009
2/11/2025, Notes(b)	4.85	1,000,000	994,579
2/14/2025, Notes(b)	4.33	10,000,000	9,948,080
3/14/2025, Notes(b)	4.48	1,000,000	991,250
3/21/2025, Notes(b)	4.35	8,000,000	7,925,406
4/7/2025, Bonds	5.18	1,000,000	1,000,000
4/30/2025, Notes(b)	4.44	2,000,000	1,971,440
5/5/2025, Bonds	5.20	1,700,000	1,700,000
5/12/2025, Bonds	5.32	1,700,000	1,700,000
6/16/2025, Notes(b)	4.28	2,000,000	1,961,820
Federal Home Loan Mortgage Corporation: 1/2/2025, Notes (3 Month SOFR + 0.12%)(a),(c)	4.49	500,000	500,000
3

Statement of Investments (continued)
Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 25.4% (continued)
Federal National Mortgage Association:
1/2/2025, Notes (3 Month SOFR + 0.10%)(a),(c)	4.47	700,000	700,000
1/2/2025, Notes (3 Month SOFR + 0.14%)(a),(c)	4.51	1,000,000	1,000,000
Total U.S. Government Agencies Obligations (cost $86,465,599)			86,465,599
U.S. Treasury Bills — 36.3%
1/2/2025(b)	4.98	3,000,000	2,999,591
1/7/2025(b)	4.46	1,000,000	999,267
1/9/2025(b)	4.68	12,000,000	11,987,700
1/16/2025(b)	4.80	4,500,000	4,491,141
1/23/2025(b)	4.39	4,000,000	3,989,440
1/28/2025(b)	4.57	9,000,000	8,969,678
1/30/2025(b)	4.57	3,100,000	3,088,787
2/6/2025(b)	4.36	4,000,000	3,982,880
2/11/2025(b)	4.51	3,300,000	3,283,351
2/18/2025(b)	4.51	3,000,000	2,982,320
2/25/2025(b)	4.54	3,000,000	2,979,627
2/27/2025(b)	4.51	3,000,000	2,979,029
3/4/2025(b)	4.53	3,500,000	3,473,297
3/6/2025(b)	4.50	3,000,000	2,976,533
3/13/2025(b)	4.40	4,000,000	3,966,078
3/18/2025(b)	4.47	2,000,000	1,981,549
3/20/2025(b)	4.57	8,000,000	7,922,693
3/27/2025(b)	4.34	6,000,000	5,939,933
4/1/2025(b)	4.50	2,000,000	1,978,050
4/8/2025(b)	4.43	4,000,000	3,953,494
4/10/2025(b)	4.42	3,400,000	3,359,748
4/15/2025(b)	4.35	3,000,000	2,963,253
4/22/2025(b)	4.34	4,000,000	3,947,953
4/24/2025(b)	4.43	2,000,000	1,972,943
4/29/2025(b)	4.35	2,000,000	1,972,270
5/1/2025(b)	4.45	2,600,000	2,562,517
5/15/2025(b)	4.44	1,300,000	1,279,144
6/5/2025(b)	4.45	3,000,000	2,944,394
6/12/2025(b)	4.34	2,000,000	1,962,200
6/26/2025(b)	4.32	6,000,000	5,877,680
10/30/2025(b)	4.31	1,800,000	1,738,090
11/28/2025(b)	4.42	3,100,000	2,980,573
12/26/2025(b)	4.30	5,000,000	4,797,065
Total U.S. Treasury Bills (cost $123,282,268)			123,282,268
U.S. Treasury Floating Rate Notes — 9.0%
1/7/2025 (3 Month USBMMY + 0.13%)(a)	4.40	4,000,000	3,999,535
1/7/2025 (3 Month USBMMY + 0.15%)(a)	4.43	8,000,000	8,000,042
1/7/2025 (3 Month USBMMY + 0.17%)(a)	4.45	3,000,000	3,000,000
1/7/2025 (3 Month USBMMY + 0.18%)(a)	4.46	5,300,000	5,294,379
1/7/2025 (3 Month USBMMY + 0.20%)(a)	4.48	4,000,000	4,000,013
4

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Floating Rate Notes — 9.0% (continued)
1/7/2025 (3 Month USBMMY + 0.21%)(a)	4.48	3,000,000	3,001,766
1/7/2025 (3 Month USBMMY + 0.25%)(a)	4.52	3,500,000	3,501,263
Total U.S. Treasury Floating Rate Notes (cost $30,796,998)			30,796,998
U.S. Treasury Notes — .9%
3/31/2025	0.50	1,000,000	989,459
10/31/2025	0.25	1,000,000	966,610
11/30/2025	4.88	1,000,000	1,004,449
Total U.S. Treasury Notes (cost $2,960,518)			2,960,518
Repurchase Agreements — 26.2%
ABN Amro Bank, Tri-Party Agreement thru BNY, dated 12/31/2024, due at 1/2/2025 in the amount of $10,002,500 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.88%, due 11/30/2025-8/15/2046, valued at $10,200,000)	4.50	10,000,000	10,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 12/31/2024, due at 1/2/2025 in the amount of $29,007,137 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.25%, due 1/14/2025-5/15/2054, valued at $29,587,280)	4.43	29,000,000	29,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust, dated 12/31/2024, due at 1/2/2025 in the amount of $50,012,361 (fully collateralized by: U.S. Treasuries (including strips), 3.88%, due 12/31/2027, valued at $51,000,000)	4.45	50,000,000	50,000,000
Total Repurchase Agreements (cost $89,000,000)			89,000,000
Total Investments (cost $332,505,383)		97.8%	332,505,383
Cash and Receivables (Net)		2.2%	7,343,994
Net Assets		100.0%	339,849,377

SOFR—Secured Overnight Financing Rate
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $89,000,000)—Note 1(b)	332,505,383	332,505,383
Cash		2,126,454
Receivable for shares of Beneficial Interest subscribed		6,983,016
Interest receivable		632,953
Prepaid expenses		5,340
		342,253,146
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		167,325
Payable for shares of Beneficial Interest redeemed		2,175,899
Trustees’ fees and expenses payable		1,864
Other accrued expenses		58,681
		2,403,769
Net Assets ($)		339,849,377
Composition of Net Assets ($):
Paid-in capital		339,850,591
Total distributable earnings (loss)		(1,214)
Net Assets ($)		339,849,377
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		339,819,317
Net Asset Value Per Share ($)		1.00
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income ($):
Interest Income	16,909,680
Expenses:
Management fee—Note 2(a)	1,628,864
Professional fees	90,930
Trustees’ fees and expenses—Note 2(c)	29,510
Prospectus and shareholders’ reports	28,280
Chief Compliance Officer fees—Note 2(b)	19,576
Custodian fees—Note 2(b)	10,291
Shareholder servicing costs—Note 2(b)	973
Miscellaneous	8,150
Total Expenses	1,816,574
Less—reduction in fees due to earnings credits—Note 2(b)	(130)
Net Expenses	1,816,444
Net Investment Income	15,093,236
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	384
Net Increase in Net Assets Resulting from Operations	15,093,620
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations ($):
Net investment income	15,093,236	13,515,457
Net realized gain (loss) on investments	384	-
Net Increase (Decrease) in Net Assets Resulting from Operations	15,093,620	13,515,457
Distributions ($):
Distributions to shareholders	(15,093,272)	(13,515,421)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	1,076,574,101	677,212,893
Distributions reinvested	15,090,265	13,518,952
Cost of shares redeemed	(1,065,468,791)	(658,590,090)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	26,195,575	32,141,755
Total Increase (Decrease) in Net Assets	26,195,923	32,141,791
Net Assets ($):
Beginning of Period	313,653,454	281,511,663
End of Period	339,849,377	313,653,454
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.046	.045	.013	.000 (a)	.002
Distributions:
Dividends from net investment income	(.046 )	(.045 )	(.013 )	(.000 )(a)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.74	4.59	1.26	.01	.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.56	.55	.55	.56
Ratio of net expenses to average net assets	.56	.56	.42	.05	.26
Ratio of net investment income to average net assets	4.63	4.53	1.25	.01	.17
Net Assets, end of period ($ x 1,000)	339,849	313,653	281,512	289,479	241,270

(a)	Amount represents less than $.001 per share.
See notes to financial statements.
9

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Government Money Market Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investment Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.  BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.
10

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	—	86,465,599	—	86,465,599
U.S. Treasury Bills	—	123,282,268	—	123,282,268
U.S. Treasury Floating Rate Notes	—	30,796,998	—	30,796,998
U.S. Treasury Notes	—	2,960,518	—	2,960,518
Repurchase Agreements	—	89,000,000	—	89,000,000

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	89,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(89,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
11

NOTES TO FINANCIAL STATEMENTS (continued)
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $1,214.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2024. The fund has $1,214 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows: ordinary income $15,093,272 and $13,515,421, respectively.
At December 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return and ratios within the Financial Highlights.
12

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2024, the fund was charged $778 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $130.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2024, the fund was charged $10,291 pursuant to the custody agreement.
During the period ended December 31, 2024, the fund was charged $19,576 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $160,466, Custodian fees of $2,627, Chief Compliance Officer fees of $4,057 and Transfer Agent fees of $175.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Government Money Market Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Government Money Market Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Variable Investment Fund (the “Trust”)), including the statement of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Variable Investment Fund) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 11, 2025
14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
15

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
17

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
18

© 2025 BNY Mellon Securities Corporation
Code-0117NCSRAR1224

BNY Mellon Variable Investment Fund, Growth and Income Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

Initial Shares
Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Growth and Income Portfolio
Statement of Investments
December 31, 2024

Description	Shares	Value ($)
Common Stocks — 97.8%
Automobiles & Components — .3%
General Motors Co.	6,715	357,708
Banks — 4.2%
Bank of America Corp.	29,613	1,301,492
First Horizon Corp.	34,015	685,062
JPMorgan Chase & Co.	5,372	1,287,722
The PNC Financial Services Group, Inc.	1,846	356,001
U.S. Bancorp	18,094	865,436
		4,495,713
Capital Goods — 9.5%
3M Co.	2,256	291,227
AMETEK, Inc.	8,756	1,578,356
Builders FirstSource, Inc. (a)	3,177	454,089
GE Vernova, Inc.	1,300	427,609
Howmet Aerospace, Inc.	10,864	1,188,196
Hubbell, Inc.	4,218	1,766,878
Ingersoll Rand, Inc.	11,057	1,000,216
Johnson Controls International PLC	7,184	567,033
L3Harris Technologies, Inc.	4,985	1,048,246
Trane Technologies PLC	3,359	1,240,647
Vertiv Holdings Co., Cl. A	5,900	670,299
		10,232,796
Commercial & Professional Services — .3%
Veralto Corp.	3,343	340,484
Consumer Discretionary Distribution & Retail — 6.5%
Amazon.com, Inc. (a)	28,208	6,188,553
Best Buy Co., Inc. (b)	2,667	228,829
Chewy, Inc., Cl. A (a)	16,961	568,024
		6,985,406
Consumer Durables & Apparel — .8%
Lululemon Athletica, Inc. (a),(b)	1,593	609,179
PVH Corp.	2,009	212,452
		821,631
Consumer Services — 2.0%
International Game Technology PLC	10,842	191,470
Las Vegas Sands Corp.	19,709	1,012,254
Planet Fitness, Inc., Cl. A (a)	6,057	598,855
Royal Caribbean Cruises Ltd.	1,639	378,101
		2,180,680
Energy — 4.1%
ConocoPhillips	5,500	545,435
Diamondback Energy, Inc.	3,619	592,901
EQT Corp.	43,644	2,012,425
Marathon Petroleum Corp.	2,983	416,129
Phillips 66	7,093	808,105
		4,374,995
Financial Services — 4.9%
Berkshire Hathaway, Inc., Cl. B (a)	3,648	1,653,565
Block, Inc. (a)	13,041	1,108,355
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Financial Services — 4.9% (continued)
Capital One Financial Corp.	2,184	389,451
CME Group, Inc.	2,711	629,575
The Goldman Sachs Group, Inc.	1,748	1,000,940
Voya Financial, Inc.	7,438	511,958
		5,293,844
Food, Beverage & Tobacco — .9%
Celsius Holdings, Inc. (a),(b)	13,017	342,868
Philip Morris International, Inc.	5,363	645,437
		988,305
Health Care Equipment & Services — 7.0%
Alcon AG (b)	6,313	535,911
Align Technology, Inc. (a)	3,754	782,746
Baxter International, Inc.	21,050	613,818
Becton, Dickinson and Co.	1,579	358,228
Boston Scientific Corp. (a)	7,221	644,980
DexCom, Inc. (a)	12,231	951,205
Intuitive Surgical, Inc. (a)	1,846	963,538
Labcorp Holdings, Inc.	2,124	487,076
Medtronic PLC	15,159	1,210,901
UnitedHealth Group, Inc.	1,932	977,321
		7,525,724
Household & Personal Products — 1.0%
Kenvue, Inc.	33,866	723,039
The Estee Lauder Companies, Inc., Cl. A	3,988	299,020
		1,022,059
Insurance — 3.6%
American International Group, Inc.	7,582	551,970
Aon PLC, Cl. A	2,469	886,766
Assurant, Inc.	4,860	1,036,249
MetLife, Inc.	7,271	595,349
RenaissanceRe Holdings Ltd.	2,097	521,755
The Allstate Corp.	1,523	293,619
		3,885,708
Materials — 3.0%
CRH PLC	9,286	859,140
Crown Holdings, Inc.	5,093	421,140
Freeport-McMoRan, Inc.	12,634	481,103
International Paper Co. (b)	15,733	846,750
Newmont Corp.	15,745	586,029
		3,194,162
Media & Entertainment — 9.2%
Alphabet, Inc., Cl. A	9,958	1,885,049
Alphabet, Inc., Cl. C	19,121	3,641,403
Netflix, Inc. (a)	715	637,294
Omnicom Group, Inc. (b)	7,793	670,510
Pinterest, Inc., Cl. A (a)	21,723	629,967
Reddit, Inc., Cl. A (a)	6,924	1,131,659
The Walt Disney Company	10,953	1,219,616
		9,815,498
4

Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
Bio-Techne Corp.	7,947	572,422
Bristol-Myers Squibb Co.	14,612	826,455
Danaher Corp.	5,658	1,298,794
Gilead Sciences, Inc.	5,161	476,721
Illumina, Inc. (a)	6,225	831,847
Natera, Inc. (a)	2,863	453,213
Repligen Corp. (a)	3,156	454,275
Sanofi SA, ADR	4,701	226,729
Sarepta Therapeutics, Inc. (a)	7,495	911,317
Zoetis, Inc.	4,285	698,155
		6,749,928
Real Estate Management & Development — 1.1%
CoStar Group, Inc. (a)	16,865	1,207,365
Semiconductors & Semiconductor Equipment — 10.4%
Applied Materials, Inc.	3,192	519,115
Broadcom, Inc.	5,685	1,318,010
Micron Technology, Inc.	7,418	624,299
NVIDIA Corp.	64,578	8,672,180
		11,133,604
Software & Services — 10.1%
CrowdStrike Holdings, Inc., Cl. A (a)	1,359	464,995
Datadog, Inc., Cl. A (a)	2,754	393,519
Dolby Laboratories, Inc., Cl. A	8,964	700,088
HubSpot, Inc. (a)	1,363	949,698
International Business Machines Corp.	2,036	447,574
Microsoft Corp.	12,302	5,185,293
MongoDB, Inc. (a)	1,486	345,956
Roper Technologies, Inc.	311	161,673
ServiceNow, Inc. (a)	599	635,012
Shopify, Inc., Cl. A (a)	14,485	1,540,190
		10,823,998
Technology Hardware & Equipment — 8.3%
Apple, Inc.	24,707	6,187,127
Cisco Systems, Inc.	29,815	1,765,048
Dell Technologies, Inc., Cl. C	2,118	244,078
Pure Storage, Inc., Cl. A (a)	5,322	326,931
TE Connectivity PLC	2,370	338,839
		8,862,023
Telecommunication Services — 1.5%
AT&T, Inc.	72,075	1,641,148
Transportation — 1.5%
CSX Corp.	15,235	491,634
FedEx Corp.	1,415	398,082
Uber Technologies, Inc. (a)	12,254	739,161
		1,628,877
5

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.8% (continued)
Utilities — 1.3%
Constellation Energy Corp.	3,845	860,165
Dominion Energy, Inc.	10,380	559,067
		1,419,232
Total Common Stocks (cost $63,967,655)		104,980,888

	1-Day Yield (%)
Investment Companies — 2.3%
Registered Investment Companies — 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $2,468,870)	4.54	2,468,870	2,468,870
Total Investments (cost $66,436,525)		100.1%	107,449,758
Liabilities, Less Cash and Receivables		(.1)%	(115,515)
Net Assets		100.0%	107,334,243

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $2,845,050 and the value of the collateral was
$2,913,564, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 12/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.3%	1,622,572	22,830,589	(21,984,291)	2,468,870	75,629
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	9,951,558	(9,951,558)	-	4,088††
Total - 2.3%	1,622,572	32,782,147	(31,935,849)	2,468,870	79,717

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,845,050)—Note 1(c):
Unaffiliated issuers	63,967,655	104,980,888
Affiliated issuers	2,468,870	2,468,870
Dividends and securities lending income receivable		87,201
Tax reclaim receivable—Note 1(b)		2,846
Receivable for shares of Beneficial Interest subscribed		941
Prepaid expenses		4,384
		107,545,130
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		58,326
Payable for investment securities purchased		44,549
Payable for shares of Beneficial Interest redeemed		30,897
Trustees’ fees and expenses payable		1,278
Other accrued expenses		75,837
		210,887
Net Assets ($)		107,334,243
Composition of Net Assets ($):
Paid-in capital		58,216,111
Total distributable earnings (loss)		49,118,132
Net Assets ($)		107,334,243

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	102,659,076	4,675,167
Shares Outstanding	2,739,071	124,295
Net Asset Value Per Share ($)	37.48	37.61
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $7,665 foreign taxes withheld at source):
Unaffiliated issuers	1,225,792
Affiliated issuers	75,629
Income from securities lending—Note 1(c)	4,088
Interest	54
Total Income	1,305,563
Expenses:
Management fee—Note 3(a)	783,194
Professional fees	93,740
Prospectus and shareholders’ reports	25,640
Chief Compliance Officer fees—Note 3(b)	20,797
Distribution fees—Note 3(b)	11,293
Trustees’ fees and expenses—Note 3(c)	9,964
Custodian fees—Note 3(b)	9,548
Loan commitment fees—Note 2	2,364
Shareholder servicing costs—Note 3(b)	908
Miscellaneous	22,415
Total Expenses	979,863
Less—reduction in expenses due to undertaking—Note 3(a)	(234,481)
Less—reduction in fees due to earnings credits—Note 3(b)	(211)
Net Expenses	745,171
Net Investment Income	560,392
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,239,352
Net change in unrealized appreciation (depreciation) on investments	11,346,349
Net Realized and Unrealized Gain (Loss) on Investments	20,585,701
Net Increase in Net Assets Resulting from Operations	21,146,093
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations ($):
Net investment income	560,392	606,457
Net realized gain (loss) on investments	9,239,352	5,410,177
Net change in unrealized appreciation (depreciation) on investments	11,346,349	15,689,005
Net Increase (Decrease) in Net Assets Resulting from Operations	21,146,093	21,705,639
Distributions ($):
Distributions to shareholders:
Initial Shares	(5,582,887)	(10,179,083)
Service Shares	(239,123)	(441,306)
Total Distributions	(5,822,010)	(10,620,389)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,227,279	1,960,331
Service Shares	61,706	24,253
Distributions reinvested:
Initial Shares	5,582,887	10,179,083
Service Shares	239,123	441,306
Cost of shares redeemed:
Initial Shares	(13,340,404)	(10,751,074)
Service Shares	(566,520)	(537,257)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,795,929)	1,316,642
Total Increase (Decrease) in Net Assets	9,528,154	12,401,892
Net Assets ($):
Beginning of Period	97,806,089	85,404,197
End of Period	107,334,243	97,806,089

Capital Share Transactions (Shares):
Initial Shares
Shares sold	61,889	65,122
Shares issued for distributions reinvested	163,351	364,013
Shares redeemed	(380,155)	(360,429)
Net Increase (Decrease) in Shares Outstanding	(154,915)	68,706
Service Shares
Shares sold	1,732	783
Shares issued for distributions reinvested	6,986	15,746
Shares redeemed	(16,224)	(17,651)
Net Increase (Decrease) in Shares Outstanding	(7,506)	(1,122)
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	32.32	28.87	41.58	35.68	31.82
Investment Operations:
Net investment income(a)	.19	.20	.25	.18	.23
Net realized and unrealized gain (loss) on investments	6.95	6.91	(5.47)	8.50	6.17
Total from Investment Operations	7.14	7.11	(5.22)	8.68	6.40
Distributions:
Dividends from net investment income	(.19 )	(.20 )	(.25 )	(.19 )	(.23 )
Dividends from net realized gain on investments	(1.79)	(3.46)	(7.24)	(2.59)	(2.31)
Total Distributions	(1.98)	(3.66)	(7.49)	(2.78)	(2.54)
Net asset value, end of period	37.48	32.32	28.87	41.58	35.68
Total Return (%)	22.73	26.69	(14.81)	25.63	24.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.93	.91	.91	.93
Ratio of net expenses to average net assets	.70	.70	.73	.80	.82
Ratio of net investment income to average net assets	.55	.67	.79	.47	.77
Portfolio Turnover Rate	43.38	50.51	67.86	53.70	66.45
Net Assets, end of period ($ x 1,000)	102,659	93,532	81,555	106,015	91,818

(a)	Based on average shares outstanding.
See notes to financial statements.
10

	Year Ended December 31,
Service Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	32.43	28.95	41.68	35.76	31.88
Investment Operations:
Net investment income(a)	.10	.13	.17	.09	.16
Net realized and unrealized gain (loss) on investments	6.97	6.93	(5.49)	8.51	6.19
Total from Investment Operations	7.07	7.06	(5.32)	8.60	6.35
Distributions:
Dividends from net investment income	(.10 )	(.12 )	(.17 )	(.09 )	(.16 )
Dividends from net realized gain on investments	(1.79)	(3.46)	(7.24)	(2.59)	(2.31)
Total Distributions	(1.89)	(3.58)	(7.41)	(2.68)	(2.47)
Net asset value, end of period	37.61	32.43	28.95	41.68	35.76
Total Return (%)	22.41	26.35	(15.03)	25.31	24.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18	1.18	1.16	1.16	1.18
Ratio of net expenses to average net assets	.95	.95	.98	1.05	1.07
Ratio of net investment income to average net assets	.30	.42	.54	.22	.52
Portfolio Turnover Rate	43.38	50.51	67.86	53.70	66.45
Net Assets, end of period ($ x 1,000)	4,675	4,274	3,849	4,936	4,778

(a)	Based on average shares outstanding.
See notes to financial statements.
11

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Growth and Income Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
12

NOTES TO FINANCIAL STATEMENTS (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	104,980,888	—	—	104,980,888
Investment Companies	2,468,870	—	—	2,468,870

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are
13

NOTES TO FINANCIAL STATEMENTS (continued)
paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2024, BNY earned $556 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	2,845,050	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,845,050)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
14

NOTES TO FINANCIAL STATEMENTS (continued)
Growth Stock Risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.
(f) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,339,403, undistributed capital gains $7,375,430 and unrealized appreciation $40,403,299.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows: ordinary income $549,931 and $590,262, and long-term capital gains $5,272,079 and $10,030,127, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2024, the fund did not borrow under either Facility.
15

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2024 through May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. On or after May 1, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $234,481 during the period ended December 31, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2024, Service shares were charged $11,293 pursuant to the Distribution Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2024, the fund was charged $762 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $211.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2024, the fund was charged $9,548 pursuant to the custody agreement.
During the period ended December 31, 2024, the fund was charged $20,797 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $70,295, Distribution Plan fees of $1,015, Custodian fees of $2,100, Chief Compliance Officer fees of $4,365 and Transfer Agent fees of $141, which are offset against an expense reimbursement currently in effect in the amount of $19,590.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2024, amounted to $44,528,221 and $56,520,094, respectively.
At December 31, 2024, the cost of investments for federal income tax purposes was $67,046,459; accordingly, accumulated net unrealized appreciation on investments was $40,403,299, consisting of $43,194,335 gross unrealized appreciation and $2,791,036 gross unrealized depreciation.
16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Growth and Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Growth and Income Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Variable Investment Fund (the “Trust”)), including the statement of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Variable Investment Fund) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 11, 2025
17

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 67.71% of the ordinary dividends paid during the fiscal year ended December 31, 2024 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns.The fund also hereby reports $1.7941 per share as a long-term capital gain distribution paid on March 28, 2024.
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
22

© 2025 BNY Mellon Securities Corporation
Code-0108NCSRAR1224

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

Initial Shares
Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Opportunistic Small Cap Portfolio
Statement of Investments
December 31, 2024

Description	Shares	Value ($)
Common Stocks — 94.5%
Automobiles & Components — .5%
Visteon Corp. (a)	16,811	1,491,472
Banks — 11.8%
Columbia Banking System, Inc.	185,648	5,014,352
First BanCorp/Puerto Rico	86,140	1,601,343
First Horizon Corp.	295,244	5,946,214
First Merchants Corp.	82,718	3,299,621
Origin Bancorp, Inc.	26,354	877,325
Seacoast Banking Corp. of Florida	179,162	4,932,330
SouthState Corp.	28,561	2,841,248
Synovus Financial Corp.	63,783	3,267,603
Texas Capital Bancshares, Inc. (a)	77,670	6,073,794
		33,853,830
Capital Goods — 11.7%
Enerpac Tool Group Corp.	90,534	3,720,042
EnerSys	32,220	2,978,095
Flowserve Corp.	90,618	5,212,347
Fluor Corp. (a)	155,170	7,652,984
Gates Industrial Corp. PLC (a)	91,905	1,890,486
Helios Technologies, Inc.	46,780	2,088,259
MYR Group, Inc. (a)	18,144	2,699,283
The Middleby Corp. (a),(b)	19,249	2,607,277
Valmont Industries, Inc.	15,568	4,774,239
		33,623,012
Commercial & Professional Services — 4.2%
ACV Auctions, Inc., Cl. A (a)	164,547	3,554,216
KBR, Inc.	63,202	3,661,292
Montrose Environmental Group, Inc. (a),(b)	63,761	1,182,767
The Brink’s Company	40,569	3,763,586
		12,161,861
Consumer Discretionary Distribution & Retail — 2.3%
Arhaus, Inc. (b)	183,143	1,721,544
Foot Locker, Inc. (a),(b)	114,071	2,482,185
Ollie’s Bargain Outlet Holdings, Inc. (a)	21,089	2,314,096
		6,517,825
Consumer Durables & Apparel — 4.1%
Capri Holdings Ltd. (a),(b)	86,359	1,818,721
Figs, Inc., Cl. A (a),(b)	253,074	1,566,528
Helen of Troy Ltd. (a),(b)	21,986	1,315,422
Levi Strauss & Co., Cl. A	124,275	2,149,957
Malibu Boats, Inc., Cl. A (a)	49,184	1,848,827
PVH Corp.	16,090	1,701,518
The Lovesac Co. (a)	58,991	1,395,727
		11,796,700
Consumer Services — 4.4%
Genius Sports Ltd. (a)	751,154	6,497,482
Six Flags Entertainment Corp. (b)	57,141	2,753,625
The Cheesecake Factory, Inc. (b)	70,911	3,364,018
		12,615,125

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Energy — 6.8%
Centrus Energy Corp., Cl. A (a),(b)	24,630	1,640,604
CNX Resources Corp. (a),(b)	121,120	4,441,471
Crescent Energy Co., Cl. A	245,051	3,580,195
Oceaneering International, Inc. (a)	43,530	1,135,262
PBF Energy, Inc., Cl. A	86,487	2,296,230
Transocean Ltd. (a),(b)	419,780	1,574,175
Viper Energy, Inc. (b)	98,364	4,826,722
		19,494,659
Financial Services — 5.9%
Burford Capital Ltd.	132,039	1,683,497
Essent Group Ltd.	95,913	5,221,504
HA Sustainable Infrastructure Capital, Inc. (b)	100,743	2,702,935
PJT Partners, Inc., Cl. A	30,343	4,788,429
PRA Group, Inc. (a)	119,822	2,503,081
		16,899,446
Food, Beverage & Tobacco — 1.3%
Nomad Foods Ltd.	213,821	3,587,916
Health Care Equipment & Services — 5.8%
Acadia Healthcare Co., Inc. (a)	66,571	2,639,540
Certara, Inc. (a)	159,955	1,703,521
Evolent Health, Inc., Cl. A (a)	155,767	1,752,379
Health Catalyst, Inc. (a)	191,011	1,350,448
Integer Holdings Corp. (a),(b)	14,071	1,864,689
Omnicell, Inc. (a)	55,403	2,466,541
Privia Health Group, Inc. (a)	189,101	3,696,924
The Ensign Group, Inc.	8,909	1,183,650
		16,657,692
Household & Personal Products — 1.4%
Spectrum Brands Holdings, Inc.	47,434	4,007,699
Insurance — 3.0%
Oscar Health, Inc., Cl. A (a),(b)	90,237	1,212,785
The Baldwin Insurance Group, Inc. (a),(b)	190,834	7,396,726
		8,609,511
Materials — 5.0%
Alamos Gold, Inc., Cl. A	392,587	7,239,304
Alcoa Corp.	77,751	2,937,433
Knife River Corp. (a)	23,595	2,398,196
Tronox Holdings PLC	168,515	1,696,946
		14,271,879
Media & Entertainment — 4.6%
John Wiley & Sons, Inc., Cl. A	97,482	4,260,938
Magnite, Inc. (a)	386,773	6,157,426
Shutterstock, Inc. (b)	88,295	2,679,754
		13,098,118
Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
Alkermes PLC (a)	122,547	3,524,452
Denali Therapeutics, Inc. (a)	170,329	3,471,305
Insmed, Inc. (a)	90,274	6,232,517
		13,228,274

Description	Shares	Value ($)
Common Stocks — 94.5% (continued)
Semiconductors & Semiconductor Equipment — 2.0%
Cohu, Inc. (a)	66,285	1,769,809
Synaptics, Inc. (a)	52,850	4,033,512
		5,803,321
Software & Services — 3.2%
Blackbaud, Inc. (a)	18,881	1,395,683
Dolby Laboratories, Inc., Cl. A	37,282	2,911,724
JFrog Ltd. (a)	140,064	4,119,282
Zuora, Inc., Cl. A (a)	72,693	721,115
		9,147,804
Technology Hardware & Equipment — 6.1%
Advanced Energy Industries, Inc.	36,371	4,205,579
Belden, Inc.	20,239	2,279,114
Calix, Inc. (a)	35,066	1,222,751
Lumentum Holdings, Inc. (a),(b)	51,034	4,284,304
nLight, Inc. (a)	264,315	2,772,664
Viavi Solutions, Inc. (a)	262,059	2,646,796
		17,411,208
Transportation — 3.4%
Heartland Express, Inc.	192,099	2,155,351
Lyft, Inc., Cl. A (a)	158,897	2,049,771
SkyWest, Inc. (a)	54,554	5,462,492
		9,667,614
Utilities — 2.4%
Clearway Energy, Inc., Cl. C	199,797	5,194,722
TXNM Energy, Inc.	34,033	1,673,403
		6,868,125
Total Common Stocks (cost $227,669,950)		270,813,091
Exchange-Traded Funds — 2.4%
Registered Investment Companies — 2.4%
iShares Russell 2000 ETF(b) (cost $5,551,639)	30,837	6,813,743

1-Day Yield (%)
Investment Companies — 3.1%
Registered Investment Companies — 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $9,029,620)	4.54	9,029,620	9,029,620

Statement of Investments (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 1.8%
Registered Investment Companies — 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $5,182,402)	4.54	5,182,402	5,182,402
Total Investments (cost $247,433,611)		101.8%	291,838,856
Liabilities, Less Cash and Receivables		(1.8)%	(5,203,369)
Net Assets		100.0%	286,635,487

ETF—Exchange-Traded Fund

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $38,927,440 and the value of the collateral was
$39,757,347, consisting of cash collateral of $5,182,402 and U.S. Government & Agency securities valued at $34,574,945.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 12/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.1%	10,205,349	62,241,814	(63,417,543)	9,029,620	277,876
Investment of Cash Collateral for Securities Loaned - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.8%	5,050,174	196,676,361	(196,544,133)	5,182,402	50,712††
Total - 4.9%	15,255,523	258,918,175	(259,961,676)	14,212,022	328,588

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $38,927,440)—Note 1(c):
Unaffiliated issuers	233,221,589	277,626,834
Affiliated issuers	14,212,022	14,212,022
Dividends and securities lending income receivable		221,068
Receivable for shares of Beneficial Interest subscribed		58,655
Prepaid expenses		18,845
		292,137,424
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		174,550
Liability for securities on loan—Note 1(c)		5,182,402
Payable for shares of Beneficial Interest redeemed		45,654
Trustees’ fees and expenses payable		3,770
Other accrued expenses		95,561
		5,501,937
Net Assets ($)		286,635,487
Composition of Net Assets ($):
Paid-in capital		254,414,597
Total distributable earnings (loss)		32,220,890
Net Assets ($)		286,635,487

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	268,232,467	18,403,020
Shares Outstanding	6,158,108	453,304
Net Asset Value Per Share ($)	43.56	40.60
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $31,711 foreign taxes withheld at source):
Unaffiliated issuers	3,894,338
Affiliated issuers	277,876
Income from securities lending—Note 1(c)	50,712
Interest	82
Total Income	4,223,008
Expenses:
Management fee—Note 3(a)	2,155,574
Professional fees	93,989
Prospectus and shareholders’ reports	60,014
Distribution fees—Note 3(b)	46,084
Trustees’ fees and expenses—Note 3(c)	27,523
Chief Compliance Officer fees—Note 3(b)	20,282
Custodian fees—Note 3(b)	10,848
Loan commitment fees—Note 2	6,552
Shareholder servicing costs—Note 3(b)	1,521
Miscellaneous	35,239
Total Expenses	2,457,626
Less—reduction in expenses due to undertaking—Note 3(a)	(99,869)
Less—reduction in fees due to earnings credits—Note 3(b)	(357)
Net Expenses	2,357,400
Net Investment Income	1,865,608
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,957,956)
Net change in unrealized appreciation (depreciation) on investments	13,053,052
Net Realized and Unrealized Gain (Loss) on Investments	11,095,096
Net Increase in Net Assets Resulting from Operations	12,960,704
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations ($):
Net investment income	1,865,608	1,935,123
Net realized gain (loss) on investments	(1,957,956)	(11,423,657)
Net change in unrealized appreciation (depreciation) on investments	13,053,052	34,279,152
Net Increase (Decrease) in Net Assets Resulting from Operations	12,960,704	24,790,618
Distributions ($):
Distributions to shareholders:
Initial Shares	(1,839,973)	(6,526,306)
Service Shares	(91,085)	(432,230)
Total Distributions	(1,931,058)	(6,958,536)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	9,518,080	14,209,867
Service Shares	969,954	1,064,725
Distributions reinvested:
Initial Shares	1,839,973	6,526,306
Service Shares	91,085	432,230
Cost of shares redeemed:
Initial Shares	(23,245,617)	(20,759,536)
Service Shares	(1,971,350)	(1,363,619)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(12,797,875)	109,973
Total Increase (Decrease) in Net Assets	(1,768,229)	17,942,055
Net Assets ($):
Beginning of Period	288,403,716	270,461,661
End of Period	286,635,487	288,403,716

Capital Share Transactions (Shares):
Initial Shares
Shares sold	225,007	357,119
Shares issued for distributions reinvested	44,498	169,646
Shares redeemed	(546,463)	(517,736)
Net Increase (Decrease) in Shares Outstanding	(276,958)	9,029
Service Shares
Shares sold	24,886	28,829
Shares issued for distributions reinvested	2,359	12,023
Shares redeemed	(49,957)	(36,392)
Net Increase (Decrease) in Shares Outstanding	(22,712)	4,460
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	41.93	39.39	57.77	49.66	41.78
Investment Operations:
Net investment income (loss)(a)	.28	.29	.14	(.06 )	.06
Net realized and unrealized gain (loss) on investments	1.64	3.27	(8.22)	8.23	8.07
Total from Investment Operations	1.92	3.56	(8.08)	8.17	8.13
Distributions:
Dividends from net investment income	(.29 )	(.13 )	-	(.06 )	(.25 )
Dividends from net realized gain on investments	-	(.89 )	(10.30)	-	-
Total Distributions	(.29 )	(1.02)	(10.30)	(.06 )	(.25 )
Net asset value, end of period	43.56	41.93	39.39	57.77	49.66
Total Return (%)	4.62	9.28	(16.62)	16.46	19.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	.82	.82	.82	.85
Ratio of net expenses to average net assets	.80	.82	.82	.82	.85
Ratio of net investment income (loss) to average net assets	.67	.72	.31	(.10 )	.16
Portfolio Turnover Rate	61.91	33.58	37.56	59.71	68.67
Net Assets, end of period ($ x 1,000)	268,232	269,793	253,112	316,092	286,250

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended December 31,
Service Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	39.10	36.79	54.77	47.15	39.65
Investment Operations:
Net investment income (loss)(a)	.17	.17	.02	(.19 )	(.03 )
Net realized and unrealized gain (loss) on investments	1.53	3.06	(7.70)	7.81	7.68
Total from Investment Operations	1.70	3.23	(7.68)	7.62	7.65
Distributions:
Dividends from net investment income	(.20 )	(.03 )	-	-	(.15 )
Dividends from net realized gain on investments	-	(.89 )	(10.30)	-	-
Total Distributions	(.20 )	(.92 )	(10.30)	-	(.15 )
Net asset value, end of period	40.60	39.10	36.79	54.77	47.15
Total Return (%)	4.36	9.01	(16.83)	16.16	19.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09	1.07	1.07	1.07	1.10
Ratio of net expenses to average net assets	1.05	1.07	1.07	1.07	1.10
Ratio of net investment income (loss) to average net assets	.42	.47	.06	(.36 )	(.09 )
Portfolio Turnover Rate	61.91	33.58	37.56	59.71	68.67
Net Assets, end of period ($ x 1,000)	18,403	18,611	17,349	21,734	19,939

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Opportunistic Small Cap Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	270,813,091	—	—	270,813,091
Exchange-Traded Funds	6,813,743	—	—	6,813,743
Investment Companies	14,212,022	—	—	14,212,022

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government

NOTES TO FINANCIAL STATEMENTS (continued)
and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2024, BNY earned $6,912 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	38,927,440	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(38,927,440)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,847,912, accumulated capital losses $13,540,291 and unrealized appreciation $43,913,269.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2024. The fund has $13,540,291 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows: ordinary income $1,931,058 and $860,678, and long-term capital gains $0 and $6,097,858, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through May 1, 2025, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the funds average daily net assets. On or after May 1, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $99,869 during the period ended December 31, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2024, Service shares were charged $46,084 pursuant to the Distribution Plan.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2024, the fund was charged $1,290 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $357.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2024, the fund was charged $10,848 pursuant to the custody agreement.
During the period ended December 31, 2024, the fund was charged $20,282 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $189,485, Distribution Plan fees of $4,041, Custodian fees of $1,800, Chief Compliance Officer fees of $4,237 and Transfer Agent fees of $339, which are offset against an expense reimbursement currently in effect in the amount of $25,352.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2024, amounted to $175,484,696 and $187,312,152, respectively.
At December 31, 2024, the cost of investments for federal income tax purposes was $247,925,587; accordingly, accumulated net unrealized appreciation on investments was $43,913,269, consisting of $64,457,744 gross unrealized appreciation and $20,544,475 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Opportunistic Small Cap Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Opportunistic Small Cap Portfolio (the “Fund”) (one of the funds constituting BNY Mellon Variable Investment Fund (the “Trust”)), including the statement of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Variable Investment Fund) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 11, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2024 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on August 7, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of small-cap core funds and one small-cap value fund underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs and small-cap value funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median and the Performance Universe median for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and equal to the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and equal to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, effective September 1, 2024, to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund’s average daily net assets until May 1, 2025. On or after May 1, 2025, the Adviser may terminate this waiver agreement at any time.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the actions taken by the Adviser and the Sub-Adviser to improve the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

© 2025 BNY Mellon Securities Corporation
Code-0121NCSRAR1224

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Variable Investment Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 7, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 7, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)